Commitments and Contingencies (Details)	Mar. 31, 2026 USD ($)
Commitments and Contingencies [Line Items]
Recognized provision
Maximum [Member] | Hong Kong [Member]
Commitments and Contingencies [Line Items]
Operating lease term	3 years
Minimum [Member] | Hong Kong [Member]
Commitments and Contingencies [Line Items]
Operating lease term	2 years